Discontinued Operation (Details) - Schedule of revenues and income(loss) from discontinued operation - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Schedule of revenues and income(loss) from discontinued operation [Abstract]
Net revenues	$ 342,636	$ 1,595,227	$ 6,334,585
Cost of revenues	(292,266)	(1,348,578)	(3,779,369)
Loss on the disposal of the production line			(151,298)
Income (loss) from discontinued operation before income tax	(26,272)	(76,291)	1,960,866
Income tax benefit (expense)	(10,132)	18,915	(536,565)
Income (loss) from discontinued operation, net of income tax	$ (36,404)	$ (57,376)	$ 1,424,301